Notes to the Cash Flow Statement (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Interest paid	€ 600	€ 800	€ 1,200
Interest received for deposit	€ 6	€ 3	€ 184